Basis of Presentation (Details) € in Thousands, $ in Thousands													1 Months Ended								12 Months Ended
	Mar. 08, 2021 EUR (€)	Mar. 08, 2021 USD ($)	Dec. 02, 2020 EUR (€)	Dec. 01, 2020	Sep. 02, 2020 USD ($)	Apr. 14, 2020 EUR (€)	Mar. 30, 2020 shares	Dec. 03, 2019 EUR (€) item	Jul. 24, 2019 EUR (€) shares	Jul. 23, 2019	Apr. 16, 2019 EUR (€) item	Jul. 05, 2017	Oct. 31, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	May 31, 2021	Dec. 31, 2019 EUR (€)	Jul. 31, 2019 EUR (€)	Jun. 30, 2019	Apr. 30, 2019 EUR (€)	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2017	Dec. 31, 2021 USD ($)	Aug. 26, 2021 USD ($)	Mar. 08, 2021 USD ($)	Oct. 01, 2020 EUR (€) facility Center	Oct. 01, 2020 USD ($) facility Center	Jul. 20, 2020 EUR (€) Center facility	Jul. 20, 2020 USD ($) Center facility	Dec. 31, 2018 EUR (€)	Dec. 28, 2018 USD ($)	May 11, 2016 EUR (€) Center item	May 11, 2016 USD ($) Center item
Basis of presentation.
Share of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method, Excluding Impairment Loss																					€ 65,743	€ 88,877	€ (10,772)
Consideration received in shares | shares							1,766,000,000
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																					(89)		1,716,147
Other current assets																					64,079	51,750
Deferred tax liability (asset)																	€ 340,803				481,477	406,892	340,803									€ 291,859
Deferred tax assets																					€ 152,507	149,921
Recovery period of tax credits																					5 years
Tax loss carryforwards
Basis of presentation.
Deferred tax liability (asset)																	(61,476)				€ (51,750)	(65,087)	(61,476)
Deferred tax assets																	€ 60,700				53,910		60,700
Tax loss carryforwards that will be recovered in less than 5 years
Basis of presentation.
Deferred tax assets																					48,453	48,000
Plasmavita Healthcare GmbH (Germany)
Basis of presentation.
Contribution Made						€ 10,000
Ownership interest in joint venture (as a percent)						50.00%																		50.00%
Non-controlling interests [Member]
Basis of presentation.
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																					€ 1,522	(405,698)	1,517,180
Translation differences
Basis of presentation.
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity																							(22,009)
Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Proportion of ownership interest in associate							26.20%
Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostics Solutions, Inc.
Basis of presentation.
Number of shares to be delivered | shares							90
Ownership interest acquired (as a percent)							40.00%
Government of Andorra
Basis of presentation.
Proportion of ownership interest in associate																					20.00%
GigaGen Inc.
Basis of presentation.
Share of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method, Excluding Impairment Loss																					€ 34,957	€ (6,725)	€ (5,002)
Proportion of ownership interest in associate												43.96%									100.00%	43.96%
ShareOfProfitLossOfAssociatesAccountedForUsingEquityMethod	€ 34,525	$ 41,758
Green Cross
Basis of presentation.
Consideration transferred																														€ 387,917	$ 457,160
First repurchase of non-controlling interests																												€ 387,917	$ 457,160
Number of purification facilities | facility																												2	2	2	2
Number of plasma collection centers | Center																												11	11	11	11
GigaGen Inc.
Basis of presentation.
Proportion of ownership interest in associate	100.00%	100.00%
Total consideration | $																											$ 90,500
Consideration transferred	€ 73,428																										$ 88,811
Ownership interest acquired (as a percent)	100.00%																										100.00%
Prometic Plasma Resources, Inc.
Basis of presentation.
Consideration transferred | $																									$ 8,805
Grifols Escrow Issuer, S.A [Member]
Basis of presentation.
Consideration transferred | $																										$ 60
Biotest Us Corporation and Haema AG
Basis of presentation.
Consideration for sale of subsidiary | $																																	$ 538,014
Alkahest, Inc. (USA)
Basis of presentation.
Ownership in subsidiary (as a percent)					57.55%
Consideration transferred | $					$ 146,000
Grifols Malaysia Sdn Bhd
Basis of presentation.
Ownership in subsidiary (as a percent)														49.00%	49.00%	30.00%					49.00%
Share capital increase														€ 6	$ 7
Grifols (Thailand) Ltd.
Basis of presentation.
Number of classes of shares | shares																					2
Interstate Blood Bank, Inc., Bio-Blood Components, Inc. and Plasma Biological Services, LLC
Basis of presentation.
First repurchase of non-controlling interests																																		€ 88,215	$ 100,000
Call option price | $																																			100,000
Agreed payment amount for call option																																		€ 9,007	$ 10,000
Interstate Blood Bank, Inc
Basis of presentation.
Ownership interest acquired (as a percent)																																		49.19%	49.19%
Bio Blood Components Inc.
Basis of presentation.
Ownership interest acquired (as a percent)																																		48.97%	48.97%
Plasma Biological Services, LLC.
Basis of presentation.
Ownership interest acquired (as a percent)																																		48.90%	48.90%
Number of plasma collection centers | Center																																		26	26
Number of blood donation centers | Center																																		9	9
Number of laboratories | item																																		1	1
VCN Bioscience S.L
Basis of presentation.
Ownership in subsidiary (as a percent)			86.83%	81.34%
Share capital increase			€ 5,000
Progenika Biopharma, S.A. (Spain)
Basis of presentation.
Ownership in subsidiary (as a percent)									100.00%	99.99%								100.00%	99.99%
Share capital increase																		€ 4
First repurchase of non-controlling interests									€ 4
Number of shares acquired | shares									33
Grifols Diagnostics Solutions, Inc. | Shanghai RAAS Blood Products Co., Ltd.
Basis of presentation.
Economic rights (as a percent)							45.00%
Grifols Pyrenees Research Center, SL
Basis of presentation.
Ownership in subsidiary (as a percent)																					80.00%
Contribution made																					€ 2
Araclon Biotech S.L
Basis of presentation.
Ownership in subsidiary (as a percent)								75.10%			75.10%		75.85%				75.10%			75.10%
Share capital increase								€ 5,900			€ 16,800		€ 10,000				€ 5,900			€ 16,800
Number of share capital increases | item								2			2
Minimum
Basis of presentation.
Ownership in subsidiary (as a percent)																					20.00%
Maximum
Basis of presentation.
Ownership in subsidiary (as a percent)																					50.00%